Document and Entity Information	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013
Document And Entity Information
Entity Registrant Name	800 Commerce, Inc.
Entity Central Index Key	0001558465
Document Type	S-1
Document Period End Date	Mar 31, 2013
Amendment Flag	true
Amendment description	Financial statement of March 31, 2013
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	Yes
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		19,050,000
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2013

Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 12,993	$ 40,618	$ 735
Accounts receivable	60,953	57,827	1,142
Prepaid expenses	8,750	21,250	2,500
Marketable securities	495,000	152,000	38,000
Security deposit	2,500	2,500	2,500
Total current assets	580,196	274,195	44,877
Patents pending	32,500	32,500
Computer Equipment, net	2,809	979
Total assets	615,505	307,674	44,877
Current Liabilities:
Accounts payable and accrued expenses	76,152	71,594
Due to stockholder	57,887	56,186	69,934
Convertible promssory note, net of discount of $10,136 (2013) and $22,465 (2012)	39,864	27,535
Derivative liability	28,820	40,000
Total current liabilities	202,723	195,315	69,934
Stockholders' Equity (Deficiency):
Preferred stock, $0.001 par value; 10,000,000 shares authorized, none issued
Common stock, $.001 par value; 90,000,000 shares authorized; 19,050,000 shares issued and outstanding	19,050	19,050	9,999
Additional paid-in capital	1,085,450	1,022,450	313,301
Accumulated comprehensive income loss	306,900	(38,000)	(152,000)
Accumulated deficit	(998,618)	(891,141)	(196,357)
Total stockholders' equity (deficiency)	412,782	112,359	(25,057)
Total liabilities and stockholders' equity (deficiency)	$ 615,505	$ 307,674	$ 44,877

Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	90,000,000	90,000,000	90,000,000
Common Stock, shares issued	19,050,000	19,050,000	9,999,000
Common Stock, shares outstanding	19,050,000	19,050,000	9,999,000

Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Fee revenue, net	$ 93,812	$ 3,674	$ 121,904	$ 13,494
Cost of revenue	82,003		101,580
Gross profit	11,809	3,674	20,324	13,494
Operating expenses:
Salaries and management fees	90,303	940	510,226	126,227
Commissions and marketing			6,427	9,651
Rent	5,437	537	16,694	21,174
Travel and entertainment	2,406	181	22,830	11,124
Transfer agent and filing fees	1,832	923	11,148
Professional and consulting fees	5,962		74,911	11,400
Software development and internet expenses	1,711	1,544	28,873	4,000
Other general and administrative	12,660	255	24,262	9,776
Total operating expenses	120,311	4,380	695,371	193,352
Operating loss	(108,502)	(706)	(675,047)	(179,858)
Other income (expense):
Interest expense	(13,329)		(29,737)
Change in fair market value of derivative liabilities	11,180		10,000
Gain on sale of marketable securities	3,174
Total other income, net	1,025		(19,737)
Net loss	(107,477)	(706)	(694,784)	(179,858)
Other Comprehensive gain (loss), net of tax:
Unrealized gain (loss) on marketable securities	343,000	1,000	114,000	(98,000)
Other comprehensive gain (loss)	343,000	1,000	114,000	(98,000)
Comprehensive loss	$ 235,523	$ 294	$ (580,784)	$ (277,858)
Net loss per share	$ (0.01)	$ 0	$ (0.05)	$ (0.06)
Weighted average number of common shares outstanding Basic and diluted	19,050,000	3,333,000	15,195,723	3,179,638

Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Comprehensive Loss	Accumulated Deficit	Total
Begining Balance, amount at Dec. 31, 2010	$ 750	$ 189,250	$ (54,000)	$ (16,499)	$ 119,501
Begining Balance, shares at Dec. 31, 2010	750,000
Common stock issued to parent, shares	5,250,000
Common stock issued to parent, amount	5,250	(5,250)	0	0	0
Common stock issued for cash, shares	465,000
Common stock issued for cash, amount	465	15,035			15,500
Common stock issued for services, shares	3,534,000
Common stock issued for services, amount	3,534	114,266			117,800
Unrealized gain (loss) on parent common stock, shares
Unrealized gain (loss) on parent common stock, amount			(98,000)		(98,000)
Net (Loss)				(179,858)	(179,858)
Ending balance, amount at Dec. 31, 2011	9,999	313,301	(152,000)	(196,357)	(25,057)
Ending balance, shares at Dec. 31, 2011	9,999,000
Common stock issued for cash, shares	5,050,000
Common stock issued for cash, amount	5,050	249,950
Common stock issued for services, shares	3,401,000
Common stock issued for services, amount	3,401	120,799
Common stock issued for assignment of patent pending, shares	100,000
Common stock issued for assignment of patent pending, amount	100	24,900
Common stock issued for customer assignment agreement, shares	500,000
Common stock issued for customer assignment agreement, amount	500	124,500
Vesting of common stock option, shares
Vesting of common stock option, amount		189,000
Unrealized gain (loss) on parent common stock, shares
Unrealized gain (loss) on parent common stock, amount			114,000		114,000
Net (Loss)				(694,784)	(694,784)
Ending balance, amount at Dec. 31, 2012					$ 112,359

Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (107,477)	$ (706)	$ (694,784)	$ (179,858)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	99		209
Amortization of discount on convertible note	12,329		27,535
Change in fair market value of derivative liabilities	(11,180)		(10,000)
Stock based compensation	75,500		419,450	117,800
Reclass from comprehensive gain to gain	1,900
Change in operating assets and liabilities:
Increase in prepaid expenses				(5,000)
Increase in accounts receivable	(3,126)	41	(56,684)	(1,142)
Increase in accounts payable and accrued expenses	4,558	912	69,743
Net cash used in operating activities	(27,397)	258	(244,531)	(68,200)
Cash flows from investing activities:
Purchase of computer equipment	(1,929)		(1,188)
Payment of patent cost			(5,650)
Net cash used in investing activities	(1,929)		(6,838)
Cash flows from financing activities:
Increase in amounts due shareholders	1,701
Proceeds from sale of common stock			255,000	15,500
Proceeds from issuance of convertible note			50,000
Advances from (repayments to) stockholder			(13,748)	56,584
Issuance of notes payable related party				5,050
Repayments on notes payable, related party				(8,350)
Net cash provided by financing activities	1,701		291,252	68,784
Net (decrease) increase in cash and cash equivalents	(27,625)	258	39,883	584
Cash and cash equivalents, beginning	40,618	735	735	151
Cash and cash equivalents, ending	12,993	12,993	40,618	735
Cash paid for interest
Cash paid for income taxes
Schedule of Non-Cash Investing and Financing Activities
Issuance of common stock for prepaid consulting fees			50,000
Patent costs included in accounts payable			1,850
Issuance of common stock for parent rights			25,000
Issuance of common stock for customer assignment agreement			$ 125,000

1 ORGANIZATION	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

NOTE 1 - ORGANIZATION

BUSINESS

800 Commerce, Inc. (the “Company” or “800 Commerce”) was formed in the State of Florida on February 10, 2010. The Company was founded for the purpose of marketing credit card processing services on behalf of merchant payment processing service providers. The Company commenced revenue producing activities based on the marketing of credit processing services in March 2010. The Company generates revenue from the marketing of credit processing services by way of fees received from merchant payment processing service providers on whose behalf the Company brokers their processing services. On August 1, 2012, the Company began to receive additional revenue pursuant to a processing service provider’s assignment to the Company of a portion of its fee income under one of its service contracts in exchange for the issuance of 500,000 shares of our common stock.

In addition to marketing credit card processing services, the Company also intends to engage in the development and operation of on-line portals and mobile applications offering directories of professional service providers. The Company has completed its’ initial on-line portal and mobile application dedicated to a directory of medical doctors, however the Company has not commenced revenue producing operations by way of the medical directory. The Company expects to commence the marketing of the medical directory in June 2013, and hope to commence receipt of revenue from the marketing of the medical directory in the third quarter of 2013.

NOTE 1 - ORGANIZATION

BUSINESS

800 Commerce, Inc. (the “Company” or “800 Commerce”) was formed in the State of Florida on February 10, 2012. The Company is an e-commerce marketing company that currently provides merchant payment processing services, and is developing lead generation services that identify and qualify buyers and match them to markets and services. Our suite of services and technologies will seek to enable merchants, brands and content owners to market and communicate with customers through wireless applications and online directories.

2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The financial statements are prepared in accordance with generally accepted accounting principles in the United States of America ("US GAAP").

EMERGING GROWTH COMPANY

We qualify as an “emerging growth company” under the 2012 JOBS Act. Section 107 of the JOBS Act provides that an emerging growth company can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act for complying with new or revised accounting standards. As an emerging growth company, we can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. We have elected to take advantage of the benefits of this extended transition period.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reported period. Actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS

The Company considers all highly liquid investments with an original term of three months or less to be cash equivalents.

ACCOUNTS RECEIVABLE

The Company records accounts receivable from amounts due from its processors. The Company charges certain merchants for processing services at a bundled rate based on a percentage of the dollar amount of each transaction and, in some instances, additional fees are charged for each transaction. The Company charges other merchant customers a flat fee per transaction, and may also charge miscellaneous fees to customers, including fees for returns, monthly minimums, and other miscellaneous services. All the charges and collections thereon flow through processors who then remit the fee due the Company within the month following the actual charges.

MARKETABLE SECURITIES

The Company classifies its marketable securities as available-for-sale securities, which are carried at their fair value based on the quoted market prices of the securities with unrealized gains and losses, net of deferred income taxes, reported as accumulated other comprehensive income (loss), a separate component of stockholders’ equity (deficiency). Realized gains and losses on available-for-sale securities are included in net earnings in the period earned or incurred.

PATENTS

The Company capitalizes legal fees and filing costs associated with the development and filing of its patents.  Patents are generally amortized over an estimated useful life of 15 years using the straight-line method beginning on the grant date.  No amortization expense was recorded during the three months ended March 31, 2013 and 2012, as the Company’s patents are still pending as of March 31, 2013.

REVENUE RECOGNITION

The Company recognizes revenue in accordance with FASB ASC 605, Revenue Recognition. ASC 605 requires that four basic criteria are met (1) persuasive evidence of an arrangement exists, (2) delivery of products and services has occurred, (3) the fee is fixed or determinable and (4) collectability is reasonably assured.

The Company recognizes revenue during the month in which commissions are earned.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value measurements are determined under a three-level hierarchy for fair value measurements that prioritizes the inputs to valuation techniques used to measure fair value, distinguishing between market participant assumptions developed based on market data obtained from sources independent of the reporting entity (“observable inputs”) and the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (“unobservable inputs”). Fair value is the price that would be received to sell an asset or would be paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses prices and other relevant information generated by market transactions involving identical or comparable assets (“market approach”). The Company also considers the impact of a significant decrease in volume and level of activity for an asset or liability when compared with normal activity to identify transactions that are not orderly.

The highest priority is given to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Securities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The three hierarchy levels are defined as follows:

Level 1 – Quoted prices in active markets that are unadjusted and accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 – Quoted prices for identical assets and liabilities in markets that are not active, quoted prices for similar assets and liabilities in active markets or financial instruments for which significant inputs are observable, either directly or indirectly;

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

Credit risk adjustments are applied to reflect the Company’s own credit risk when valuing all liabilities measured at fair value. The methodology is consistent with that applied in developing counterparty credit risk adjustments, but incorporates the Company’s own credit risk as observed in the credit default swap market.

The Company's financial instruments consist primarily of marketable securities. Marketable securities are adjusted to fair value each balance sheet date, based on quoted prices; which are considered level 1 inputs (see Note 5). The estimated fair value is not necessarily indicative of the amounts the Company would realize in a current market exchange or from future earnings or cash flows.

The Company’s derivative liability resulting from the issuance of convertible debt is adjusted to fair value based on recent sales of the underlying common stock and the use of an option pricing model, which are consistent with level 3 inputs. See Note 6.

The following table represents the Company’s financial instruments that are measured at fair value on a recurring basis as of March 31, 2013 and December 31, 2012 for each fair value hierarchy level.

March 31, 2013	Derivative Liability	Marketable Securities	Total
Level I	$ -	$ 495,000	$ 495,000
Level II	$ -	$ -	$ -
Level III	$ 28,820	$ -	$ 28,820

December 31, 2012
Level I	$ -	$ 152,000	$ 152,000
Level II	$ -	$ -	$ -
Level III	$ 40,000	$ -	$ 40,000

INCOME TAXES

The Company accounts for income taxes in accordance with ASC 740-10, Income Taxes. The Company recognizes deferred tax assets and liabilities to reflect the estimated future tax effects, calculated at the tax rate expected to be in effect at the time of realization. The Company records a valuation allowance related to a deferred tax asset when it is more likely than not that some portion of the deferred tax asset will not be realized. Deferred tax assets and liabilities are adjusted for the effects of the changes in tax laws and rates of the date of enactment.

ASC 740-10 prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements and provides guidance on recognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition issues. The Company classifies interest and penalties as a component of interest and other expenses. To date, the Company has not been assessed, nor has the Company paid, any interest or penalties.

The Company measures and records uncertain tax positions by establishing a threshold for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Only tax positions meeting the more-likely-than-not recognition threshold at the effective date may be recognized or continue to be recognized. The Company’s tax years subsequent to 2010 remain subject to examination by federal and state tax jurisdictions.

EARNINGS (LOSS) PER SHARE

The Company reports earnings (loss) per share in accordance with ASC 260, "Earnings per Share." Basic earnings (loss) per share is computed by dividing net income (loss), after deducting preferred stock dividends accumulated during the period, by the weighted-average number of shares of common stock outstanding during each period. Diluted earnings per share is computed by dividing net income by the weighted-average number of shares of common stock, common stock equivalents and other potentially dilutive securities outstanding during the period. Potentially dilutive securities for the three months ended March 31, 2013 are 1,926,578 consisting of 326,578 shares of common stock underlying convertible debt and options to purchase 1,600,000 shares of common stock were not included in the calculation of diluted loss per share because their impact was anti-dilutive.

ACCOUNTING FOR STOCK-BASED COMPENSATION

The Company accounts for stock awards issued to non-employees in accordance with ASC 505-50, Equity-Based Payments to Non-Employees. The measurement date is the earlier of (1) the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or (2) the date at which the counterparty's performance is complete. Stock awards granted to non-employees are valued at their respective measurement dates based on the trading price of the Company’s common stock and recognized as expense during the period in which services are provided.

COMPREHENSIVE INCOME

The Company has adopted ASC Topic 220, "Comprehensive Income." This statement establishes standards for reporting comprehensive income and its components in a financial statement. Comprehensive income as defined includes all changes in equity (net assets) during a period from non-owner sources. Items included in the Company’s comprehensive loss consist of unrealized losses on available-for-sale securities.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The financial statements are prepared in accordance with generally accepted accounting principles in the United States of America ("US GAAP").

EMERGING GROWTH COMPANY

We qualify as an “emerging growth company” under the 2012 JOBS Act. Section 107 of the JOBS Act provides that an emerging growth company can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act for complying with new or revised accounting standards. As an emerging growth company, we can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. We have elected to take advantage of the benefits of this extended transition period.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reported period. Actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS

The Company considers all highly liquid investments with an original term of three months or less to be cash equivalents.

ACCOUNTS RECEIVABLE

The Company records accounts receivable from amounts due from its processors. The Company charges certain merchants for processing services at a bundled rate based on a percentage of the dollar amount of each transaction and, in some instances, additional fees are charged for each transaction. The Company charges other merchant customers a flat fee per transaction, and may also charge miscellaneous fees to customers, including fees for returns, monthly minimums, and other miscellaneous services. All the charges and collections thereon flow through processors who then remit the fee due the Company within the month following the actual charges.

MARKETABLE SECURITIES

The Company classifies its marketable securities as available-for-sale securities, which are carried at their fair value based on the quoted market prices of the securities with unrealized gains and losses, net of deferred income taxes, reported as accumulated other comprehensive income (loss), a separate component of stockholders’ equity (deficiency). Realized gains and losses on available-for-sale securities are included in net earnings in the period earned or incurred.

PATENTS

The Company capitalizes legal fees and filing costs associated with the development and filing of its patents.  Patents are generally amortized over an estimated useful life of 15 years using the straight-line method beginning on the grant date.  No amortization expense was recorded during the years ended December 31, 2012 and December 31, 2011, as the Company’s patents are still pending as of December 31, 2012.

REVENUE RECOGNITION

The Company recognizes revenue in accordance with FASB ASC 605, Revenue Recognition. ASC 605 requires that four basic criteria are met (1) persuasive evidence of an arrangement exists, (2) delivery of products and services has occurred, (3) the fee is fixed or determinable and (4) collectability is reasonably assured.

The Company recognizes revenue during the month in which commissions are earned.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value measurements are determined under a three-level hierarchy for fair value measurements that prioritizes the inputs to valuation techniques used to measure fair value, distinguishing between market participant assumptions developed based on market data obtained from sources independent of the reporting entity (“observable inputs”) and the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (“unobservable inputs”).

Fair value is the price that would be received to sell an asset or would be paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses prices and other relevant information generated by market transactions involving identical or comparable assets (“market approach”). The Company also considers the impact of a significant decrease in volume and level of activity for an asset or liability when compared with normal activity to identify transactions that are not orderly.

The highest priority is given to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Securities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The three hierarchy levels are defined as follows:

Level 1 – Quoted prices in active markets that are unadjusted and accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 – Quoted prices for identical assets and liabilities in markets that are not active, quoted prices for similar assets and liabilities in active markets or financial instruments for which significant inputs are observable, either directly or indirectly;

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

Credit risk adjustments are applied to reflect the Company’s own credit risk when valuing all liabilities measured at fair value. The methodology is consistent with that applied in developing counterparty credit risk adjustments, but incorporates the Company’s own credit risk as observed in the credit default swap market.

The Company's financial instruments consist primarily of marketable securities. Marketable securities are adjusted to fair value each balance sheet date, based on quoted prices; which are considered level 1 inputs (see Note 5). The estimated fair value is not necessarily indicative of the amounts the Company would realize in a current market exchange or from future earnings or cash flows.

The Company’s derivative liability resulting from the issuance of convertible debt is adjusted to fair value based on recent sales of the underlying common stock and the use of an option pricing model, which are consistent with level 3 inputs. See Note 6.

The following table represents the Company’s financial instruments that are measured at fair value on a recurring basis as of December 31, 2012 and December 31, 2011 for each fair value hierarchy level.

December 31, 2012	Derivative Liability	Marketable Securities	Total
Level I	$ -	$ 152,000	$ 152,000
Level II	$ 40,000	$ -	$ 40,000
Level III	$ -	$ -	$ -

December 31, 2011
Level I	$ -	$ 38,000	$ 38,000
Level II	$ -	$ -	$ -
Level III	$ -	$ -	$ -

INCOME TAXES

The Company accounts for income taxes in accordance with ASC 740-10, Income Taxes. The Company recognizes deferred tax assets and liabilities to reflect the estimated future tax effects, calculated at the tax rate expected to be in effect at the time of realization. The Company records a valuation allowance related to a deferred tax asset when it is more likely than not that some portion of the deferred tax asset will not be realized. Deferred tax assets and liabilities are adjusted for the effects of the changes in tax laws and rates of the date of enactment.

ASC 740-10 prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements and provides guidance on recognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition issues. The Company classifies interest and penalties as a component of interest and other expenses. To date, the Company has not been assessed, nor has the Company paid, any interest or penalties.

The Company measures and records uncertain tax positions by establishing a threshold for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Only tax positions meeting the more-likely-than-not recognition threshold at the effective date may be recognized or continue to be recognized. The Company’s tax years subsequent to 2005 remain subject to examination by federal and state tax jurisdictions.

EARNINGS (LOSS) PER SHARE

The Company reports earnings (loss) per share in accordance with ASC 260, "Earnings per Share." Basic earnings (loss) per share is computed by dividing net income (loss), after deducting preferred stock dividends accumulated during the period, by the weighted-average number of shares of common stock outstanding during each period. Diluted earnings per share is computed by dividing net income by the weighted-average number of shares of common stock, common stock equivalents and other potentially dilutive securities outstanding during the period. Potentially dilutive securities for the year ended December 31, 2012, consisting of 307,692 shares of common stock underlying convertible debt and options to purchase 1,600,000 shares of common stock were not included in the calculation of diluted loss per share because their impact was anti-dilutive.

ACCOUNTING FOR STOCK-BASED COMPENSATION

The Company accounts for stock awards issued to non-employees in accordance with ASC 505-50, Equity-Based Payments to Non-Employees. The measurement date is the earlier of (1) the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or (2) the date at which the counterparty's performance is complete. Stock awards granted to non-employees are valued at their respective measurement dates based on the trading price of the Company’s common stock and recognized as expense during the period in which services are provided.

COMPREHENSIVE INCOME

The Company has adopted ASC Topic 220, "Comprehensive Income." This statement establishes standards for reporting comprehensive income and its components in a financial statement. Comprehensive income as defined includes all changes in equity (net assets) during a period from non-owner sources. Items included in the Company’s comprehensive loss consist of unrealized losses on available-for-sale securities.

3 RECENT ACCOUNTING PRONOUNCEMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS

NOTE 3 - RECENT ACCOUNTING PRONOUNCEMENTS

Accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the financial statements upon adoption.

NOTE 3 - RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the FASB issued ASU 2010-06, “Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements.” This guidance requires additional disclosures about fair value measurements, including information about purchases, sales, issuances and settlements in Level 3. The Company adopted this guidance effective January 1, 2011, and its adoption did not have a material impact on the Company’s financial condition or results of operations.

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 will result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011, with early application not permitted, and became effective for the Company on January 1, 2012. The adoption of this standard did not have a material impact on the Company’s consolidated financial position or results of operations.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” (“ASU 2011-05”). ASU 2011-05 requires that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. ASU 2011-05 is effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The Company adopted this guidance effective October 1, 2011, and its adoption did not have a material impact on the Company’s financial condition or results of operations.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the financial statements upon adoption.

4 SALES CONCENTRATION AND CONCENTRATION OF CREDIT RISK	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Concentration Risks, Types, No Concentration Percentage [Abstract]
SALES CONCENTRATION AND CONCENTRATION OF CREDIT RISK

NOTE 4 – SALES CONCENTRATION AND CONCENTRATION OF CREDIT RISK

Cash

Financial   instruments   that   potentially   subject   the   Company to concentrations of credit risk consist principally of cash. The Company maintains cash balances at one financial institution, which is insured by the Federal Deposit Insurance Corporation (“FDIC”). The FDIC insured institution insures up to $250,000 on account balances. The amounts that are not insured by FDIC limitations are held in short-term securities. The Company has not experienced any losses in such accounts.

Sales

For the three months ended March 31, 2013, approximately 96% of our revenues were received from one of our merchant service providers, pursuant to an Assignment Agreement (see Note 9). As of March 31, 2013 the Company had $59,448 (98% of accounts receivable) in accounts receivable from the same merchant service provider. The Company relies on a few processors to provide, on a non-exclusive basis, transaction processing and transmittal, transaction authorization and data capture, and access to various reporting tools.

NOTE 4 – SALES CONCENTRATION AND CONCENTRATION OF CREDIT RISK

Cash

Financial   instruments   that   potentially   subject   the   Company to concentrations of credit risk consist principally of cash. The Company maintains cash balances at one financial institution, which is t insured by the Federal Deposit Insurance Corporation (“FDIC”). The FDIC insured institution insures up to $250,000 on account balances. The amounts that are not insured by FDIC limitations are held in short-term securities. The company has not experienced any losses in such accounts.

Sales

Approximately 86% of our revenues are received from one of our merchant service providers, pursuant to an Assignment Agreement (see Note 9). As of December 31, 2012 the Company had $56,773 (98% of accounts receivable) in accounts receivable from the same merchant service provider. The Company relies on a few processors to provide, on a non-exclusive basis, transaction processing and transmittal, transaction authorization and data capture, and access to various reporting tools.

5 MARKETABLE SECURITES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Marketable Securities [Abstract]
MARKETABLE SECURITES

NOTE 5 - MARKETABLE SECURITES

The Company’s marketable securities consist solely of 9,900,000 and 10,000,000, as of March 31, 2013 and December 31, 2012, respectively, of shares of Mediswipe, Inc.’s common stock, issued to the Company in connection with the Company’s formation in 2010. The Company classifies its marketable securities as available-for-sale securities, which are carried at their fair value based on the quoted market prices of the securities with unrealized gains and losses, net of deferred income taxes, reported as accumulated other comprehensive income (loss), a separate component of stockholders’ equity. Realized gains and losses on available-for-sale securities are included in net earnings in the period earned or incurred. During the three months ended March 31, 2013, the Company sold 100,000 shares of stock and recorded a gain of $3,174. The aggregate fair value of the Company’s holdings in Mediswipe’s common stock totaled $495,000 and $152,000 as of March 31, 2013 and December 31, 2012, respectively.

The following summarizes the carrying value of marketable securities as of March 31, 2013 and December 31, 2012.

	2013	2012
Beginning fair value	$152,000	$38,000
Unrealized gains included in accumulated other comprehensive income	343,000	114,000
Net carrying value	$495,000	$152,000

NOTE 5 - MARKETABLE SECURITES

The Company’s marketable securities consist solely of 10,000,000 shares of Mediswipe, Inc.’s common stock, issued to the Company in connection with the Company’s formation in 2010. The Company classifies its marketable securities as available-for-sale securities, which are carried at their fair value based on the quoted market prices of the securities with unrealized gains and losses, net of deferred income taxes, reported as accumulated other comprehensive income (loss), a separate component of stockholders’ equity (deficiency).

Realized gains and losses on available-for-sale securities are included in net earnings in the period earned or incurred. There were no realized gains or losses for the years ended December 31, 2012 and 2011. The aggregate fair value of the Company’s holdings in Mediswipe’s common stock totaled $152,000 and $38,000 as of December 31, 2012 and 2011, respectively.

The following summarizes the carrying value of marketable securities as of December 31, 2012 and 2011.

	2012	2011
Beginning fair value	$38,000	$190,000
Unrealized gains (losses) included in accumulated other comprehensive income (loss)	114,000	(152,000)
Net carrying value	$152,000	$38,000

The Company did not purchase or sell any marketable securities during the years ended December 31, 2012 and 2011.

6 RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

Management fees

During the three months ended March 31, 2013 the Company expensed management fees of $3,003 to or on behalf of the Company’s President, B. Michael Friedman, and $9,000 to the Company’s Chief Financial Officer, Barry Hollander.

Amounts due Mediswipe, Inc.

As of March 31, 2013 and December 31, 2012, Mediswipe, Inc, (“Mediswipe”) owns 6,000,000 shares of the Company’s common stock, representing approximately 32% of the Company’s outstanding common stock. The Company owes Mediswipe $47,387 and $56,186 as of March 31, 2013 and December 31, 2012, respectively, as a result of advances received from Mediswipe. These advances are non-interest bearing and are due on demand.

Convertible Promissory Note

In May 2012, the Company entered into a note agreement with Mr. Climes, our Chief Executive Officer and a member of our board of directors, for the issuance of a convertible promissory note in the amount of $50,000 (the “Note”). Among other terms the Note is due one year from its issuance date, bears interest at 8% per annum, payable in cash or shares at the Conversion Price as defined herewith, and are convertible at a conversion price (the “Conversion Price”) for each share of common stock equal to 65% of the lowest closing bid price within five days of any conversion. Additionally, there are limitations on the holder’s right to convert whereby there cannot be any conversion that would cause the holders beneficial ownership to exceed 4.9% of the total issued and outstanding common stock of the Company. Upon the occurrence of an event of default, as defined in the Note, the Company is required to pay interest at 12% per annum and the holders may at their option declare the Note, together with accrued and unpaid interest, to be immediately due and payable. In addition, the Note provides for adjustments for dividends payable other than in shares of common stock, for reclassification, exchange or substitution of the common stock for another security or securities of the Company or pursuant to a reorganization, merger, consolidation, or sale of assets, where there is a change in control of the Company. The Company may at its own option prepay the Note and must maintain sufficient authorized shares reserved for issuance under the Note.

The Company has determined that the conversion feature of the Note represents an embedded derivative since the Note is convertible into a variable number of shares upon conversion. Accordingly, the Note is not considered to be conventional debt under EITF 00-19 and the embedded conversion feature must be bifurcated from the debt host and accounted for as a derivative liability. Accordingly, the fair value of this derivative instrument has been recorded as a liability on the balance sheet with the corresponding amount recorded as a discount to the Note. Such discount will be accreted from the date of issuance to the maturity date of the Note. The change in the fair value of the derivative liability will be recorded in other income or expenses in the statement of operations at the end of each quarter, with the offset to the derivative liability on the balance sheet. The beneficial conversion feature included in the Note resulted in an initial debt discount of $50,000 and an initial loss on the valuation of derivative liabilities of $1,282 based on the initial fair value of the derivative liability of $51,282. The fair value of the embedded derivative liability was calculated at issue date utilizing the following assumptions:

Issuance Date	Fair Value	Term	Assumed Conversion Price	Market Price on Grant Date	Volatility Percentage	Risk-free Rate
5/10/12	$51,282	12 months	$0.00195	$0.0032	152%	0.09

At December 31, 2012, the Company revalued the embedded derivative liability. For the period from issuance to December 31, 2012, the Company decreased the derivative liability of $51,282 by $11,282 resulting in a derivative liability of $40,000 at December 31, 2012. Based on the March 31, 2013, value of the embedded derivative liability, the Company decreased the derivative liability of $40,000 by $11,180 resulting in a derivative liability balance of $28,820 at March 31, 2013.

The fair value of the embedded derivative liability was calculated at March 31, 2013 utilizing the following assumptions:

Fair Value	Term	Assumed Conversion Price	Volatilty Percentage	Risk-free Interest Rate
$28,820	2 months	$0.1629	171%	0.08%

NOTE 6 – RELATED PARTY TRANSACTIONS

Management fees

During the year ended December 31, 2012 the Company expensed management fees of $25,507 to or on behalf of the Company’s President, B. Michael Friedman, and $22,000 to the Company’s Chief Financial Officer, Barry Hollander. The Company also issued 366,000 shares of its common stock to the CFO. The shares were valued at $0.033 per share, the last price for common stock sold in the Company’s private placements prior to this issuance.

Amounts due Mediswipe, Inc.

As of December 31, 2012 and 2011, Mediswipe, Inc, (“Mediswipe”) owns 6,000,000 shares of the Company’s common stock, representing approximately 32% and 60%, respectively, of the Company’s outstanding common stock. The Company owes Mediswipe $56,186 and $69,934 as of December 31, 2012 and 2011, respectively, as a result of advances received from Mediswipe. These advances are non-interest bearing and are due on demand.

Board of Directors

Effective August 1, 2012, the Company entered into Advisory Board Agreements with Dr. James Canton and Scott Climes. Pursuant to each agreement, the Company granted a non-qualified stock option to purchase 800,000 shares of common stock of the Company at an exercise price of $0.30 per share. The options expire on the third anniversary of the grant. The options vest as follows; 200,000 upon the effective date and 50,000 at the end of each of the subsequent twelve months. Effective September 11, 2012, Dr. Canton became the Chairman of the Board of Directors, and Mr. Climes was appointed the Chief Executive Officer (“CEO”) of the Company and named to the Board of Directors. Prior to his appointment as Chairman of the Board of the Company, Dr. Canton was issued 100,000 shares of restricted common stock in exchange for the transfer a patent pending application that allows users to effect transactions such as purchasing goods, obtaining information, insurance or personal services using networks such as the Internet.

Convertible Promissory Note

In May 2012, the Company entered into a note agreement with Mr. Climes, our Chief Executive Officer and a member of our board of directors, for the issuance of a convertible promissory note in the amount of $50,000 (the “Note”). Among other terms the Note is due one year from its issuance date, bears interest at 8% per annum, payable in cash or shares at the Conversion Price as defined herewith, and are convertible at a conversion price (the “Conversion Price”) for each share of common stock equal to 65% of the lowest closing bid price within five days of any conversion. Additionally, there are limitations on the holder’s right to convert whereby there cannot be any conversion that would cause the holders beneficial ownership to exceed 4.9% of the total issued and outstanding common stock of the Company. Upon the occurrence of an event of default, as defined in the Note, the Company is required to pay interest at 12% per annum and the holders may at their option declare the Note, together with accrued and unpaid interest, to be immediately due and payable. In addition, the Note provides for adjustments for dividends payable other than in shares of common stock, for reclassification, exchange or substitution of the common stock for another security or securities of the Company or pursuant to a reorganization, merger, consolidation, or sale of assets, where there is a change in control of the Company. The Company may at its own option prepay the Note and must maintain sufficient authorized shares reserved for issuance under the Note.

The Company has determined that the conversion feature of the Note represents an embedded derivative since the Note is convertible into a variable number of shares upon conversion. Accordingly, the Note is not considered to be conventional debt under EITF 00-19 and the embedded conversion feature must be bifurcated from the debt host and accounted for as a derivative liability. Accordingly, the fair value of this derivative instrument has been recorded as a liability on the balance sheet with the corresponding amount recorded as a discount to the Note. Such discount will be accreted from the date of issuance to the maturity date of the Note. The change in the fair value of the derivative liability will be recorded in other income or expenses in the statement of operations at the end of each quarter, with the offset to the derivative liability on the balance sheet. The beneficial conversion feature included in the Note resulted in an initial debt discount of $50,000 and an initial loss on the valuation of derivative liabilities of $1,282 based on the initial fair value of the derivative liability of $51,282. The fair value of the embedded derivative liability was calculated at issue date utilizing the following assumptions:

Issuance Date	Fair Value	Term	Assumed Conversion Price	Market Price on Grant Date	Volatility Percentage	Risk-free Rate
5/10/12	$51,282	12 months	$0.00195	$0.0032	152%	0.09

At December 31, 2012, the Company revalued the embedded derivative liability. For the period from issuance to December 31, 2012, the Company decreased the derivative liability of $51,282 by $11,282 resulting in a derivative liability of $40,000 at December 31, 2012.

The fair value of the embedded derivative liability was calculated at December 31, 2012 utilizing the following assumptions:

Fair Value	Term	Assumed Conversion Price	Volatilty Percentage	Interest Rate
$40,000	5 months	$0.1625	157%	0.11

7 STOCK HOLDER'S EQUITY (DEFICIENCY)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity (Deficiency):
COMMON STOCK

NOTE 7 – STOCKHOLDER’S EQUITY (DEFICIENCY)

Common Stock

There were no shares issued during the three months ended March 31, 2013. As of March 31, 2013 and December 31, 2012 there were 19,050,000 par value $0.001, shares of common stock outstanding.

Options

Effective August 1, 2012 the Company adopted the 2012 Equity Incentive Plan (the “2012 Plan”) whereby the Company has reserved five million shares of common stock to be available for grants pursuant to the 2012 Plan.

Effective August 1, 2012, the Company entered into two Advisory Board Agreements (“ABA”) pursuant to which, the Company granted to each of Dr. James Canton and Mr. Scott Climes a non-qualified stock option to purchase 800,000 shares of common stock of the Company at an exercise price of $0.30 per share. The options were granted under the 2012 Plan and have a three year term. Mr. Climes is now a member of the board of directors of the Company and Dr. Canton is the Chairman of the board of directors of the Company. Pursuant to each ABA, 200,000 options immediately vested and an additional 50,000 vest under each ABA at the end August 2012 and for the following eleven months, as long as Messrs. Climes and Canton remain as a director.

A summary of the activity of options for the three months ended March 31, 2013 is as follows:

	Options	Weighted-Average exercise price	Weighted- Average grant date fair value
Balance January 1, 2013	1,600,000	$0.30	$0.21
Options granted	—	—	—
Outstanding as of March 31, 2013	1,600,000	0.30	0.21
Exercisable as of March 31, 2013	1,200,000	0.30	0.21

The fair value for these options was estimated at the date of grant using a Black-Scholes option-pricing model with the following assumptions:

Expected Volatility	167%
Expected Dividend Yield	0%
Expected Life (Term)	3 years
Risk-Free Interest Rate	0.30%

In April 2013 through July 2013, 100,000 options will vest each month and the Company will recognize an additional $21,000 of stock based compensation expense monthly. As of March 31, 2013, the remaining term of the options is 2.23 years, and 3,400,000 options are available for future grants under the 2012 Plan.

NOTE 7 – STOCKHOLDER’S EQUITY (DEFICIENCY)

Common Stock

On February 10, 2010 the Company issued of 750,000 shares of founders stock to MediSwipe.

In June 2011, the Company sold 210,000 shares of its common stock pursuant to a private placement memorandum to two accredited investors. The Company sold the shares at $0.033 per share and accordingly received $7,000.

In August 2011, the Company sold 255,000 shares of its common stock pursuant to a private placement memorandum to three accredited investors. The Company sold the shares at $0.033 per share and accordingly received $8,500.

On October 1 2011 the Company issued 5,250,000 shares of its common stock to MediSwipe, Inc., the Company’s Parent Company.

On October 1, 2011, the Company issued 3,000,000 shares of common stock to its Principal Executive Officer and 534,000 shares of its common stock to its CFO, as compensation for services rendered. The shares were valued at $0.033 per share, the price that the Company sold shares of its common stock in a private placement. Accordingly the Company has included $117,800 of stock compensation expense for the year ended December 31, 2011.

In May 2012, the Company received proceeds of $155,000 upon the sale of 4,650,000 shares of its restricted common stock to five accredited investors. The shares of common stock were sold for $0.0333 per share.

On June 10, 2012 the Company issued 1,500,000 shares of restricted common stock for future services pursuant to a Business Development and Consulting Agreement (“BDCA”). Additionally, the Consultant received $10,000 and will also be compensated a five percent (5%) override on all residual income for the life of any business development contracts executed by the Company. The shares were valued at $50,000 ($0.0333 per share) and are being amortized over the one year term of the BDCA, accordingly the Company expensed $18,750 (included in stock based compensation) for the nine months ended September 30, 2012

Also on June 10, 2012, the Company issued 1,851,000 shares of restricted common stock for services. Of the shares issued 366,000 where issued to the Company’s CFO, 750,000 shares were issued for legal services and 735,000 were issued for office administration services. All of these shares were valued at $0.0333 per share, the price that the Company sold shares of its common stock in the most recent private placement prior to the issuances. The Company has included $61,700 in stock based compensation for the year ended December 31, 2012, related to these issuances.

On June 20, 2012 the board of directors approved a stock dividend whereby the Company will issue two (2) additional shares of common stock for each share of common stock outstanding. Accordingly, the Company issued 12,000,000 shares of common stock (the “Dividend Shares”) on July 5th, 2012. Subsequent to the issuance of the Dividend Shares, the Company had 18,000,000 shares of common stock issued and outstanding.

On August 1, 2012 the Board of Directors of the Company authorized the Company to issue 100,000 shares of restricted common stock to Dr. James Canton, for his transfer to the Company, of patent pending technology regarding transactional services. The patent pending technology allows users to effect transactions such as purchasing goods, obtaining information, insurance or personal services using networks such as the Internet.

On August 1, 2012 the Company issued 500,000 shares of restricted common stock to PayVentures, LLC, pursuant to a series of agreements (see Note 9).

In September and October 2012, the Company received proceeds of $100,000 upon the sale of 400,000 shares of its restricted common stock to five accredited investors. The shares of common stock were sold for $0.25 per share.

On December 12, 2012 the Company issued 50,000 shares of restricted common stock to Greentree Financial Group, Inc. for consulting services. The shares were valued at $0.25 per share, the price that the Company sold shares of its common stock in the most recent private placement prior to the issuance. The Company has included $12,500 in stock based compensation for the year ended December 31, 2012, related to these issuances.

Options

Effective August 1, 2012 the Company adopted the 2012 Equity Incentive Plan (the “2012 Plan”) whereby the Company has reserved five million shares of common stock to be available for grants pursuant to the 2012 Plan.

Effective August 1, 2012, the Company entered into two Advisory Board Agreements (“ABA”) pursuant to which, the Company granted to each of Dr. James Canton and Mr. Scott Climes a non-qualified stock option to purchase 800,000 shares of common stock of the Company at an exercise price of $0.30 per share. The options were granted under the 2012 Plan and have a three year term. Mr. Climes is now a member of the board of directors of the Company and Dr. Canton is the Chairman of the board of directors of the Company. Pursuant to each ABA, 200,000 options immediately vested and an additional 50,000 vest under each APA at the end August 2012 and for the following eleven months, as long as Messrs. Climes and Canton remain as a director.

A summary of the activity of options for the year ended December 31, 2012 is as follows:

	Options	Weighted-Average exercise price	Weighted- Average grant date fair value
Balance January 1, 2012	—	$—	$—
Options granted	1,600,000	0.30	0.21
Outstanding as of December 31, 2012	1,600,000	0.30	0.21
Exercisable as of December 31, 2012	900,000	0.30	0.21

The fair value for these options was estimated at the date of grant using a Black-Scholes option-pricing model with the following assumptions:

Expected Volatility	167%
Expected Dividend Yield	0%
Expected Life (Term)	3 years
Risk-Free Interest Rate	0.30%

During the year ended December 31, 2012 a total of 900,000 of the options vested and the Company recognized $189,000 of stock based compensation. In January 2013 through July 2013, 100,000 options will vest each month and the Company will recognize an additional $21,000 of stock based compensation expense monthly. As of December 31, 2012, the remaining term of the options is 2.58 years, and 3,400,000 options are available for future grants under the 2012 Plan.

8 INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 8 – INCOME TAXES

Deferred income taxes reflect the net tax effects of operating loss and tax credit carry forwards and temporary differences between carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Due to the uncertainty of the Company’s ability to realize the benefit of the deferred tax assets, the deferred tax assets are fully offset by a valuation allowance at March 31, 2013 and December 31, 2012.

As of December 31, 2012, the Company had a tax net operating loss carry forward of approximately $319,000. Any unused portion of this carry forward expires in 2030. Utilization of this loss may be limited in the event of an ownership change pursuant to IRS Section 382.

NOTE 8 – INCOME TAXES

Deferred income taxes reflect the net tax effects of operating loss and tax credit carry forwards and temporary differences between carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Due to the uncertainty of the Company’s ability to realize the benefit of the deferred tax assets, the deferred tax assets are fully offset by a valuation allowance at December 31, 2012 and 2011.

Income tax expense for 2012 and 2011 is as follows:

	2012	2011

Current:
Federal	$—	$—
State	—	—

	—	—

Deferred:
Federal	(148,142)	$(59,183)
State	(15,816)	(6,319)
Change in Valuation allowance	163,958	65,501
	$—	$—

The following is a summary of the Company’s deferred tax assets at December 31, 2012 and 2011:

	2012	2011

Deferred Tax Assets:
Net operating losses	$120,219	$27,382
Stock compensation	115,449	44,328
Net deferred tax assets	235,668	71,710

Valuation allowance	(235,668)	(71,710)

	$—	$—

A reconciliation between the expected tax expense (benefit) and the effective tax rate for the years ended December 31, 2012 and 2011 are as follows:

	2012	2011

Statutory federal income tax rate	34%	(34%)
State taxes, net of federal income tax	3.63%	(3.63%)
Effect of change in valuation allowance	(23.60%)	(36.42%)
Non deductible expenses	(14.03%)	(1.21%)

	0%	0%

As of December 31, 2012, the Company had a tax net operating loss carry forward of approximately $319,000. Any unused portion of this carry forward expires in 2030. Utilization of this loss may be limited in the event of an ownership change pursuant to IRS Section 382.

9 COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9 – COMMITMENTS AND CONTINGENCIES

The Company is not a party to any litigation and, to its knowledge, no action, suit or proceeding has been threatened against the Company.

Other Agreements

Our business agreements consist primarily of banking ISO agreements and technology licensing agreements. Banking agreements are typically agreements with merchant banks which provide all direct relationships with the credit card issuing banks, PCI compliant gateways for our merchant processing clients and administrative functions. These agreements typically involve a split of the fees received between the banks and the Company based on interchange rate, agent commissions, or a fixed fee per transaction. Licensing agreements are infrastructure in nature and establish the connection to the end user that enables the Company to deliver and collect payment for the transacted media content or service application. Licensing agreements typically involve a split of the fees received between the technology provider, carriers and the Company.

On August 1, 2012 the Company entered into a series of agreements with Payventures, LLC (“PV”) and Payventures Tech, LLC (“PVTECH”). PV operates a business of promoting merchant services offered by certain banks, including credit and debit card transaction processing and network services (“Merchant Services”) to merchants. Pursuant to an Assignment Agreement (“PAA”) between PV and the Company PV assigned fifty percent (50%) of PV’s rights to receive residual payments from certain Assigned Customer(s), in exchange for five hundred thousand (500,000) shares of the Company’s restricted common stock. The term of the Assignment Agreement commences on the Effective Date and shall continue for a period of one (1) year after which it shall renew for successive one year terms automatically, unless terminated in accordance with the terms thereof. Either party has the right to terminate this Agreement at the end of the then current Term, upon thirty (30) days prior written notice to the other party. PV may terminate this Agreement at any time on thirty (30) days written notice to the Company provided however, that if such termination is without default or other material cause by the Company, then PV shall continue to pay the referral fees contemplated therein despite such termination, subject to the other provisions thereof that survive termination. In addition, PV may terminate the assignment of the Assigned Customer, and any obligation to pay the share of the Assigned Customer residual to the Company, upon thirty (30) days prior notice to the Company. PV may terminate the assignment of the Assigned Customer and substitute one or more comparable Assigned Customers upon thirty (30) days prior notice to the Company. PV shall not be required to replace an Assigned Customer if such Assigned Customer terminates its merchant account with PV.

Effective October 1, 2012, PV and the Company entered into the First Amendment to Assignment Agreement (the “Amendment”). The Amendment replaces the assignment to the Company of 50% of PV’s residuals from the initial Assigned Customer to the assignment of 30% of PV’s residual payments received from a newly Assigned Customer, and such account shall henceforth be the Assigned Customer under the Assignment Agreement.

PV and the Company also entered into a Consulting Agreement, whereby PV will provide services to the Company, including; coordination of mobile messaging services, customer contact, customer assistance services and merchant acquisition and processing services. PV will be compensated at their standard hourly rate for such services. The term of the Consulting Agreement commences on the Effective Date and shall continue for a period of one (1) year, after which it shall renew for successive one year terms automatically, unless terminated in accordance with the terms thereof. Either Party hereto has the right to terminate the Consulting Agreement at any time on thirty (30) days written notice.

Also on August 1, 2012, PV and the Company executed an Agent Referral Agreement, whereby PV will compensate the Company for any customer referred to PV by the Company that subsequently utilizes PV’s

Merchant Services. The term of the Agent Referral Agreement is for two years and automatically renews for each year thereafter (the “Term”) unless 60 days prior written notice is given by either party.

PVTECH and the Company entered into a Hosted Platform License & Services Agreement (“HPLSA”) whereby PVTECH will provide the Company access to their hosted ecommerce and processing platform products, as well as related services and support. Pursuant to the terms of the agreement, the Company will pay PVTECH a monthly licensing fee of $2,500 and a transaction fee of $0.07 per transaction. Beginning in the seventh (7th) month of the agreement, there is a minimum transaction fee of $2,500 per month. The term of the HPSLA shall be for one (1) year, with automatic renewals for successive one (1) year terms thereafter (each a "Renewal Term") until either party gives written notice to terminate the HPLSA no less than three (3) calendar months prior to the commencement of a Renewal Term. Either party may terminate the HPLSA: (a) upon a material breach by the other party if such breach is not cured within thirty (30) days following written notice to the breaching party; or (b) where the other party is subject to a filed bankruptcy petition or formal insolvency proceeding that is not dismissed within thirty (30) days.

On August 7, 2012, the Company entered into a Client Agreement with 3Cinteractive, LLC. (“3Ci”). 3Ci will make available to the Company their “Switchblade Platform”. The Switchblade Platform enables users to send and receive SMS messages directly to and from US Mobile Operator subscribers. The service includes, web-based, API and file based interfaces to facilitate interactions between the Company and the Company’s clients. The platform provides full service SMS services including but not limited to the ability to create and manage interative workflows, keyboard campaigns, text –to-screen, immediate or schedules broadcasts, post notification services, dynamic group management, external API access, mobile configuration and reporting. Pursuant to the agreement, the Company incurred a $2,500 set-up fee, and will be charged monthly, beginning one month from the billing activation date. The initial three months will be $1,500, $2,000 and $2,500 respectively, and beginning in the fourth month from billing activation, the Company will incur a monthly fee of $3,000 as well $1,100 for our vanity short code (800 Commerce). The “Initial Term” shall become effective as of the Effective Date upon execution and delivery of this Agreement by each of the parties and expire twenty four (24) months from the Billing Activation Date (as defined therein). This Agreement will be automatically extended (“Extended Term”) for twelve (12) additional months upon the expiration of the Initial Term or any Extended Term unless either party has delivered written notice of its intent to terminate the Agreement at least sixty (60) days prior to the end of the Initial Term or then current Extended Term.

Additionally, the Company, through an agreement with Interactive MD, LLC (“iMD”) plans to market iMD’s telehealth services to consumers and employers. Our plan is to allow consumers and employers via a link from the my800doctor.com website to be able purchase various types of monthly memberships from iMD. If successful, 800 Commerce would receive a referral fee of $10 from iMD per member per month (“PMPM”) via the affiliate agreement, irrespective of the type of membership.

Pursuant to the iMD agreement, we also have a twelve month option for iMD to build a white label version of the iMD portal for My800doctor.com.  The estimated one time cost of building the platform and system is $42,000 and the estimated time of completion would be ninety days. Under a license, the my800doctor.com portal would be able to offer the uninsured a variety of healthcare options, including a search and appointment directory in any desired field of medicine. For consumers seeking an immediate consultation, telemedicine options will be available, thereby allowing patients to speak directly with a physician online through a HIPPA compliant “Skype Like” video platform for diagnosis and e-scribing.  Additionally, we plan to offer consumers to establish and maintain their personal healthcare records. We plan for users to be able to search for doctors by specialty and other categories, read doctor reviews, view medical related video content and schedule visits electronically.  We plan to charge a subscription fee of $299 a year or $19.95 a month. Consumers will be able to choose from among participating physicians, receive online consultations at a minimum cost, receive prescriptions via email and get SMS prescriptions alerts and appointment reminders. We expect these features to be desirable by cutting down on time and travel related costs associated with customary doctors’ visits and standard healthcare. Pursuant to the license we will pay iMD:

$1.20 PMPM for <50,000 members

$1.00 PMPM for <50,000 and <150,000 members

$0.80 PMPM for >150,000 members

$2.00 per consult

Minimum monthly guaranty $10,000

NOTE 9 – COMMITMENTS AND CONTINGENCIES

The Company is not a party to any litigation and, to its knowledge, no action, suit or proceeding has been threatened against the Company.

Lease Agreement

Effective on December 1, 2011 a company controlled by our President entered into a two year lease agreement to rent executive office space in West Palm Beach, Florida. The lease automatically renews for 3 month periods unless terminated in writing 30 days prior to the then current end date by either party. Pursuant to the lease, the monthly rent for approximately 1,200 square feet was $2,500. Effective March 1, 2012, the rent became $3,500. The Company realized an expense of $16,500 for the year ending December 31, 2012 for the space utilized. Effective in March 2013, the Company will be leasing office space at 2000 Town Center, Suite 1900, Southfield, Michigan, 48075. The lease is for one year, with annual renewals available, and the monthly rent is approximately $850.

Other Agreements

Our business agreements consist primarily of banking ISO agreements and technology licensing agreements. Banking agreements are typically agreements with merchant banks which provide all direct relationships with the credit card issuing banks, PCI compliant gateways for our merchant processing clients and administrative functions. These agreements typically involve a split of the fees received between the banks and the Company based on interchange rate, agent commissions, or a fixed fee per transaction. Licensing agreements are infrastructure in nature and establish the connection to the end user that enables the Company to deliver and collect payment for the transacted media content or service application. Licensing agreements typically involve a split of the fees received between the technology provider, carriers and the Company.

On August 1, 2012 the Company entered into a series of agreements with Payventures, LLC (“PV”) and Payventures Tech, LLC (“PVTECH”). PV operates a business of promoting merchant services offered by certain banks, including credit and debit card transaction processing and network services (“Merchant Services”) to merchants. Pursuant to an Assignment Agreement (“PAA”) between PV and the Company PV assigned fifty percent (50%) of PV’s rights to receive residual payments from certain Assigned Customer(s), in exchange for five hundred thousand (500,000) shares of the Company’s restricted common stock. The term of the Assignment Agreement commences on the Effective Date and shall continue for a period of one (1) year after which it shall renew for successive one year terms automatically, unless terminated in accordance with the terms thereof. Either party has the right to terminate this Agreement at the end of the then current Term, upon thirty (30) days prior written notice to the other party. PV may terminate this Agreement at any time on thirty (30) days written notice to the Company provided however, that if such termination is without default or other material cause by the Company, then PV shall continue to pay the referral fees contemplated therein despite such termination, subject to the other provisions thereof that survive termination. In addition, PV may terminate the assignment of the Assigned Customer, and any obligation to pay the share of the Assigned Customer residual to the Company, upon thirty (30) days prior notice to the Company. PV may terminate the assignment of the Assigned Customer and substitute one or more comparable Assigned Customers upon thirty (30) days prior notice to the Company. PV shall not be required to replace an Assigned Customer if such Assigned Customer terminates its merchant account with PV.

Effective October 1, 2012, PV and the Company entered into the First Amendment to Assignment Agreement (the “Amendment”). The Amendment replaces the assignment to the Company of 50% of PV’s residuals from the initial Assigned Customer to the assignment of 30% of PV’s residual payments received from a newly Assigned Customer, and such account shall henceforth be the Assigned Customer under the Assignment Agreement.

PV and the Company also entered into a Consulting Agreement, whereby PV will provide services to the Company, including; coordination of mobile messaging services, customer contact, customer assistance services and merchant acquisition and processing services. PV will be compensated at their standard hourly rate for such services. The term of the Consulting Agreement commences on the Effective Date and shall continue for a period of one (1) year, after which it shall renew for successive one year terms automatically, unless terminated in accordance with the terms thereof. Either Party hereto has the right to terminate the Consulting Agreement at any time on thirty (30) days written notice.

Also on August 1, 2012, PV and the Company executed an Agent Referral Agreement, whereby PV will compensate the Company for any customer referred to PV by the Company that subsequently utilizes PV’s Merchant Services. The term of the Agent Referral Agreement is for two years and automatically renews for each year thereafter (the “Term”) unless 60 days prior written notice is given by either party.

PVTECH and the Company entered into a Hosted Platform License & Services Agreement (“HPLSA”) whereby PVTECH will provide the Company access to their hosted ecommerce and processing platform products, as well as related services and support. Pursuant to the terms of the agreement, the Company will pay PVTECH a monthly licensing fee of $2,500 and a transaction fee of $0.07 per transaction. Beginning in the seventh (7th) month of the agreement, there is a minimum transaction fee of $2,500 per month. The term of the HPSLA shall be for one (1) year, with automatic renewals for successive one (1) year terms thereafter (each a "Renewal Term") until either party gives written notice to terminate the HPLSA no less than three (3) calendar months prior to the commencement of a Renewal Term. Either party may terminate the HPLSA: (a) upon a material breach by the other party if such breach is not cured within thirty (30) days following written notice to the breaching party; or (b) where the other party is subject to a filed bankruptcy petition or formal insolvency proceeding that is not dismissed within thirty (30) days.

On August 7, 2012, the Company entered into a Client Agreement with 3Cinteractive, LLC. (“3Ci”). 3Ci will make available to the Company their “Switchblade Platform”. The Switchblade Platform enables users to send and receive SMS messages directly to and from US Mobile Operator subscribers. The service includes, web-based, API and file based interfaces to facilitate interactions between the Company and the Company’s clients. The platform provides full service SMS services including but not limited to the ability to create and manage interative workflows, keyboard campaigns, text –to-screen, immediate or schedules broadcasts, post notification services, dynamic group management, external API access, mobile configuration and reporting. Pursuant to the agreement, the Company incurred a $2,500 set-up fee, and will be charged monthly, beginning one month from the billing activation date. The initial three months will be $1,500, $2,000 and $2,500 respectively, and beginning in the fourth month from billing activation, the Company will incur a monthly fee of $3,000 as well $1,100 for our vanity short code (800 Commerce). The “Initial Term” shall become effective as of the Effective Date upon execution and delivery of this Agreement by each of the parties and expire twenty four (24) months from the Billing Activation Date (as defined therein). This Agreement will be automatically extended (“Extended Term”) for twelve (12) additional months upon the expiration of the Initial Term or any Extended Term unless either party has delivered written notice of its intent to terminate the Agreement at least sixty (60) days prior to the end of the Initial Term or then current Extended Term.

Additionally, the Company, through an agreement with Interactive MD, LLC (“iMD”) plans to market iMD’s telehealth services to consumers and employers. Our plan is to allow consumers and employers via a link from the my800doctor.com website to be able purchase various types of monthly memberships from iMD. If successful, 800 Commerce would receive a referral fee of $10 from iMD per member per month (“PMPM”) via the affiliate agreement, irrespective of the type of membership.

Pursuant to the iMD agreement, we also have a twelve month option for iMD to build a white label version of the iMD portal for My800doctor.com.  The estimated one time cost of building the platform and system is $42,000 and the estimated time of completion would be ninety days. Under a license, the my800doctor.com portal would be able to offer the uninsured a variety of healthcare options, including a search and appointment directory in any desired field of medicine. For consumers seeking an immediate consultation, telemedicine options will be available, thereby allowing patients to speak directly with a physician online through a HIPPA compliant “Skype Like” video platform for diagnosis and e-scribing.  Additionally, we plan to offer consumers to establish and maintain their personal healthcare records. We plan for users to be able to search for doctors by specialty and other categories, read doctor reviews, view medical related video content and schedule visits electronically.  We plan to charge a subscription fee of $299 a year or $19.95 a month. Consumers will be able to choose from among participating physicians, receive online consultations at a minimum cost, receive prescriptions via email and get SMS prescriptions alerts and appointment reminders. We expect these features to be desirable by cutting down on time and travel related costs associated with customary doctors’ visits and standard healthcare. Pursuant to the license we will pay iMD:

$1.20 PMPM for <50,000 members

$1.00 PMPM for <50,000 and <150,000 members

$0.80 PMPM for >150,000 members

$2.00 per consult

Minimum monthly guaranty $10,000

10 GOING CONCERN	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Liquidity Disclosure [Abstract] (Deprecated 2009-01-31)
GOING CONCERN

NOTE 10 – GOING CONCERN

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. As of March 31, 2013, the Company had an accumulated deficit of approximately $999,000. These conditions raise substantial doubt about the Company's ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Management’s Plans

The Company generates revenue from our marketing of credit processing services by way of fees we receive from merchant payment processing service providers on whose behalf we broker their processing services. On August 1, 2012, the Company began to receive additional revenue pursuant to a processing service provider’s assignment to us of a portion of its fee income under one of its service contracts in exchange for our issuance of 500,000 shares of our common shares. The Company also sold 100,000 shares of MediSwipe common stock it owned and realized proceeds of $6,510 from the sale.

The Company intends to engage in the development and operation of on-line portals and mobile applications offering directories of professional service providers. The Company has completed its’ initial on-line portal and mobile application dedicated to a directory of medical doctors, however we have not yet begun revenue producing by way of our medical directory. We expect to commence the marketing of our medical directory in June 2013, and hope to commence receipt of revenue from the marketing of our medical directory in the third quarter of 2013. The Company is preparing to launch its second on-line portal and mobile application; a directory of lawyers.

On April 25, 2013 the Company filed Amendment No. 3 to its Registration Statement on Form S-1, whereby the Company is registering the six million shares of common stock owned by Mediswipe. Once the registration statement has been declared effective by the appropriate regulatory bodies, Mediswipe will be distributing the six million shares of common stock, on a pro rata basis to the Mediswipe shareholders as of a record date to be determined.

NOTE 10 – GOING CONCERN

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. As of December 31, 2012 the Company had an accumulated deficit of approximately $891,000. These conditions raise substantial doubt about the Company's ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Management’s Plans

The Company maintains daily operations and capital needs through the receipts of monthly account residuals received directly from the Company’s processors. During the year ended December 31, 2012 the Company sold in the aggregate 5,050,000 shares of common stock and received $255,000. The Company expects to increase sales of additional merchant accounts over the course of this fiscal year.

On February 8, 2013 the Company filed Amendment No. 2 to its Registration Statement on Form S-1, whereby the Company is registering the six million shares of common stock owned by Mediswipe. Once the registration statement has been declared effective by the appropriate regulatory bodies, Mediswipe will be distributing the six million shares of common stock, on a pro rata basis to the Mediswipe shareholders as of a record date to be determined.

11 SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through June 13, 2013, which is the date the financial statements were available to be issued.

From April 1, 2013 through May 28, 2013, the Company sold 760,000 shares of Mediswipe common stock and received net proceeds of $32,274 from such sales.

Effective May 1, 2013, the Company agreed to compensate Mr. Canton $100,000 annually for his services. Mr. Canton can elect to receive his compensation in cash or common stock of the Company.

Effective June 1, 2013, the Company will be leasing office space at 407 East Fort Street, Suite 500, Detroit, Michigan, 48226. The lease for approximately 1,722 square feet is for two years with monthly of 1,950 for the first year and $2,010 for the second year. The Company plans to utilize the space for corporate offices as well as a call center for marketing the Company’s directory business.

Management has determined that there are no further events subsequent to the balance sheet date that should be disclosed in these financial statements.

NOTE 11 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 22, 2013, which is the date the financial statements were available to be issued.

Management has determined that there are no further events subsequent to the balance sheet date that should be disclosed in these financial statements.

2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
BASIS OF PRESENTATION	BASIS OF PRESENTATION The financial statements are prepared in accordance with generally accepted accounting principles in the United States of America ("US GAAP").	BASIS OF PRESENTATION The financial statements are prepared in accordance with generally accepted accounting principles in the United States of America ("US GAAP").
EMERGING GROWTH COMPANY

EMERGING GROWTH COMPANY

We qualify as an “emerging growth company” under the 2012 JOBS Act. Section 107 of the JOBS Act provides that an emerging growth company can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act for complying with new or revised accounting standards. As an emerging growth company, we can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. We have elected to take advantage of the benefits of this extended transition period.

EMERGING GROWTH COMPANY

We qualify as an “emerging growth company” under the 2012 JOBS Act. Section 107 of the JOBS Act provides that an emerging growth company can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act for complying with new or revised accounting standards. As an emerging growth company, we can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. We have elected to take advantage of the benefits of this extended transition period.

USE OF ESTIMATES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reported period. Actual results could differ from those estimates.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reported period. Actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS The Company considers all highly liquid investments with an original term of three months or less to be cash equivalents.	CASH AND CASH EQUIVALENTS The Company considers all highly liquid investments with an original term of three months or less to be cash equivalents.
ACCOUNTS RECEIVABLE

ACCOUNTS RECEIVABLE

The Company records accounts receivable from amounts due from its processors. The Company charges certain merchants for processing services at a bundled rate based on a percentage of the dollar amount of each transaction and, in some instances, additional fees are charged for each transaction. The Company charges other merchant customers a flat fee per transaction, and may also charge miscellaneous fees to customers, including fees for returns, monthly minimums, and other miscellaneous services. All the charges and collections thereon flow through processors who then remit the fee due the Company within the month following the actual charges.

ACCOUNTS RECEIVABLE

The Company records accounts receivable from amounts due from its processors. The Company charges certain merchants for processing services at a bundled rate based on a percentage of the dollar amount of each transaction and, in some instances, additional fees are charged for each transaction. The Company charges other merchant customers a flat fee per transaction, and may also charge miscellaneous fees to customers, including fees for returns, monthly minimums, and other miscellaneous services. All the charges and collections thereon flow through processors who then remit the fee due the Company within the month following the actual charges.

MARKETABLE SECURITIES

MARKETABLE SECURITIES

The Company classifies its marketable securities as available-for-sale securities, which are carried at their fair value based on the quoted market prices of the securities with unrealized gains and losses, net of deferred income taxes, reported as accumulated other comprehensive income (loss), a separate component of stockholders’ equity (deficiency). Realized gains and losses on available-for-sale securities are included in net earnings in the period earned or incurred.

MARKETABLE SECURITIES

The Company classifies its marketable securities as available-for-sale securities, which are carried at their fair value based on the quoted market prices of the securities with unrealized gains and losses, net of deferred income taxes, reported as accumulated other comprehensive income (loss), a separate component of stockholders’ equity (deficiency). Realized gains and losses on available-for-sale securities are included in net earnings in the period earned or incurred.

PATENTS

PATENTS

The Company capitalizes legal fees and filing costs associated with the development and filing of its patents.  Patents are generally amortized over an estimated useful life of 15 years using the straight-line method beginning on the grant date.  No amortization expense was recorded during the three months ended March 31, 2013 and 2012, as the Company’s patents are still pending as of March 31, 2013.

PATENTS

The Company capitalizes legal fees and filing costs associated with the development and filing of its patents.  Patents are generally amortized over an estimated useful life of 15 years using the straight-line method beginning on the grant date.  No amortization expense was recorded during the years ended December 31, 2012 and December 31, 2011, as the Company’s patents are still pending as of December 31, 2012.

REVENUE RECOGNITION

REVENUE RECOGNITION

The Company recognizes revenue in accordance with FASB ASC 605, Revenue Recognition. ASC 605 requires that four basic criteria are met (1) persuasive evidence of an arrangement exists, (2) delivery of products and services has occurred, (3) the fee is fixed or determinable and (4) collectability is reasonably assured.

The Company recognizes revenue during the month in which commissions are earned.

REVENUE RECOGNITION

The Company recognizes revenue in accordance with FASB ASC 605, Revenue Recognition. ASC 605 requires that four basic criteria are met (1) persuasive evidence of an arrangement exists, (2) delivery of products and services has occurred, (3) the fee is fixed or determinable and (4) collectability is reasonably assured.

The Company recognizes revenue during the month in which commissions are earned.

FAIR VALUE OF FINANCIAL INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value measurements are determined under a three-level hierarchy for fair value measurements that prioritizes the inputs to valuation techniques used to measure fair value, distinguishing between market participant assumptions developed based on market data obtained from sources independent of the reporting entity (“observable inputs”) and the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (“unobservable inputs”). Fair value is the price that would be received to sell an asset or would be paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses prices and other relevant information generated by market transactions involving identical or comparable assets (“market approach”). The Company also considers the impact of a significant decrease in volume and level of activity for an asset or liability when compared with normal activity to identify transactions that are not orderly.

The highest priority is given to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Securities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The three hierarchy levels are defined as follows:

Level 1 – Quoted prices in active markets that are unadjusted and accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 – Quoted prices for identical assets and liabilities in markets that are not active, quoted prices for similar assets and liabilities in active markets or financial instruments for which significant inputs are observable, either directly or indirectly;

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

Credit risk adjustments are applied to reflect the Company’s own credit risk when valuing all liabilities measured at fair value. The methodology is consistent with that applied in developing counterparty credit risk adjustments, but incorporates the Company’s own credit risk as observed in the credit default swap market.

The Company's financial instruments consist primarily of marketable securities. Marketable securities are adjusted to fair value each balance sheet date, based on quoted prices; which are considered level 1 inputs (see Note 5). The estimated fair value is not necessarily indicative of the amounts the Company would realize in a current market exchange or from future earnings or cash flows.

The Company’s derivative liability resulting from the issuance of convertible debt is adjusted to fair value based on recent sales of the underlying common stock and the use of an option pricing model, which are consistent with level 3 inputs. See Note 6.

The following table represents the Company’s financial instruments that are measured at fair value on a recurring basis as of March 31, 2013 and December 31, 2012 for each fair value hierarchy level.

March 31, 2013	Derivative Liability	Marketable Securities	Total
Level I	$ -	$ 495,000	$ 495,000
Level II	$ -	$ -	$ -
Level III	$ 28,820	$ -	$ 28,820

December 31, 2012
Level I	$ -	$ 152,000	$ 152,000
Level II	$ -	$ -	$ -
Level III	$ 40,000	$ -	$ 40,000

FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value measurements are determined under a three-level hierarchy for fair value measurements that prioritizes the inputs to valuation techniques used to measure fair value, distinguishing between market participant assumptions developed based on market data obtained from sources independent of the reporting entity (“observable inputs”) and the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (“unobservable inputs”).

Fair value is the price that would be received to sell an asset or would be paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses prices and other relevant information generated by market transactions involving identical or comparable assets (“market approach”). The Company also considers the impact of a significant decrease in volume and level of activity for an asset or liability when compared with normal activity to identify transactions that are not orderly.

The highest priority is given to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Securities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The three hierarchy levels are defined as follows:

Level 1 – Quoted prices in active markets that are unadjusted and accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 – Quoted prices for identical assets and liabilities in markets that are not active, quoted prices for similar assets and liabilities in active markets or financial instruments for which significant inputs are observable, either directly or indirectly;

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

Credit risk adjustments are applied to reflect the Company’s own credit risk when valuing all liabilities measured at fair value. The methodology is consistent with that applied in developing counterparty credit risk adjustments, but incorporates the Company’s own credit risk as observed in the credit default swap market.

The Company's financial instruments consist primarily of marketable securities. Marketable securities are adjusted to fair value each balance sheet date, based on quoted prices; which are considered level 1 inputs (see Note 5). The estimated fair value is not necessarily indicative of the amounts the Company would realize in a current market exchange or from future earnings or cash flows.

The Company’s derivative liability resulting from the issuance of convertible debt is adjusted to fair value based on recent sales of the underlying common stock and the use of an option pricing model, which are consistent with level 3 inputs. See Note 6.

The following table represents the Company’s financial instruments that are measured at fair value on a recurring basis as of December 31, 2012 and December 31, 2011 for each fair value hierarchy level.

December 31, 2012	Derivative Liability	Marketable Securities	Total
Level I	$ -	$ 152,000	$ 152,000
Level II	$ 40,000	$ -	$ 40,000
Level III	$ -	$ -	$ -

December 31, 2011
Level I	$ -	$ 38,000	$ 38,000
Level II	$ -	$ -	$ -
Level III	$ -	$ -	$ -

INCOME TAXES

INCOME TAXES

The Company accounts for income taxes in accordance with ASC 740-10, Income Taxes. The Company recognizes deferred tax assets and liabilities to reflect the estimated future tax effects, calculated at the tax rate expected to be in effect at the time of realization. The Company records a valuation allowance related to a deferred tax asset when it is more likely than not that some portion of the deferred tax asset will not be realized. Deferred tax assets and liabilities are adjusted for the effects of the changes in tax laws and rates of the date of enactment.

ASC 740-10 prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements and provides guidance on recognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition issues. The Company classifies interest and penalties as a component of interest and other expenses. To date, the Company has not been assessed, nor has the Company paid, any interest or penalties.

The Company measures and records uncertain tax positions by establishing a threshold for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Only tax positions meeting the more-likely-than-not recognition threshold at the effective date may be recognized or continue to be recognized. The Company’s tax years subsequent to 2010 remain subject to examination by federal and state tax jurisdictions.

INCOME TAXES

The Company accounts for income taxes in accordance with ASC 740-10, Income Taxes. The Company recognizes deferred tax assets and liabilities to reflect the estimated future tax effects, calculated at the tax rate expected to be in effect at the time of realization. The Company records a valuation allowance related to a deferred tax asset when it is more likely than not that some portion of the deferred tax asset will not be realized. Deferred tax assets and liabilities are adjusted for the effects of the changes in tax laws and rates of the date of enactment.

ASC 740-10 prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements and provides guidance on recognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition issues. The Company classifies interest and penalties as a component of interest and other expenses. To date, the Company has not been assessed, nor has the Company paid, any interest or penalties.

The Company measures and records uncertain tax positions by establishing a threshold for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Only tax positions meeting the more-likely-than-not recognition threshold at the effective date may be recognized or continue to be recognized. The Company’s tax years subsequent to 2005 remain subject to examination by federal and state tax jurisdictions.

EARNINGS (LOSS) PER SHARE

EARNINGS (LOSS) PER SHARE

The Company reports earnings (loss) per share in accordance with ASC 260, "Earnings per Share." Basic earnings (loss) per share is computed by dividing net income (loss), after deducting preferred stock dividends accumulated during the period, by the weighted-average number of shares of common stock outstanding during each period. Diluted earnings per share is computed by dividing net income by the weighted-average number of shares of common stock, common stock equivalents and other potentially dilutive securities outstanding during the period. Potentially dilutive securities for the three months ended March 31, 2013 are 1,926,578 consisting of 326,578 shares of common stock underlying convertible debt and options to purchase 1,600,000 shares of common stock were not included in the calculation of diluted loss per share because their impact was anti-dilutive.

EARNINGS (LOSS) PER SHARE

The Company reports earnings (loss) per share in accordance with ASC 260, "Earnings per Share." Basic earnings (loss) per share is computed by dividing net income (loss), after deducting preferred stock dividends accumulated during the period, by the weighted-average number of shares of common stock outstanding during each period. Diluted earnings per share is computed by dividing net income by the weighted-average number of shares of common stock, common stock equivalents and other potentially dilutive securities outstanding during the period. Potentially dilutive securities for the year ended December 31, 2012, consisting of 307,692 shares of common stock underlying convertible debt and options to purchase 1,600,000 shares of common stock were not included in the calculation of diluted loss per share because their impact was anti-dilutive.

ACCOUNTING FOR STOCK-BASED COMPENSATION

ACCOUNTING FOR STOCK-BASED COMPENSATION

The Company accounts for stock awards issued to non-employees in accordance with ASC 505-50, Equity-Based Payments to Non-Employees. The measurement date is the earlier of (1) the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or (2) the date at which the counterparty's performance is complete. Stock awards granted to non-employees are valued at their respective measurement dates based on the trading price of the Company’s common stock and recognized as expense during the period in which services are provided.

ACCOUNTING FOR STOCK-BASED COMPENSATION

The Company accounts for stock awards issued to non-employees in accordance with ASC 505-50, Equity-Based Payments to Non-Employees. The measurement date is the earlier of (1) the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or (2) the date at which the counterparty's performance is complete. Stock awards granted to non-employees are valued at their respective measurement dates based on the trading price of the Company’s common stock and recognized as expense during the period in which services are provided.

COMPREHENSIVE INCOME

COMPREHENSIVE INCOME

The Company has adopted ASC Topic 220, "Comprehensive Income." This statement establishes standards for reporting comprehensive income and its components in a financial statement. Comprehensive income as defined includes all changes in equity (net assets) during a period from non-owner sources. Items included in the Company’s comprehensive loss consist of unrealized losses on available-for-sale securities.

COMPREHENSIVE INCOME

The Company has adopted ASC Topic 220, "Comprehensive Income." This statement establishes standards for reporting comprehensive income and its components in a financial statement. Comprehensive income as defined includes all changes in equity (net assets) during a period from non-owner sources. Items included in the Company’s comprehensive loss consist of unrealized losses on available-for-sale securities.

2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Company's financial instruments measured at fair value on recurring basis
March 31, 2013	Derivative Liability	Marketable Securities	Total
Level I	$ -	$ 495,000	$ 495,000
Level II	$ -	$ -	$ -
Level III	$ 28,820	$ -	$ 28,820

December 31, 2012
Level I	$ -	$ 152,000	$ 152,000
Level II	$ -	$ -	$ -
Level III	$ 40,000	$ -	$ 40,000

December 31, 2012	Derivative Liability	Marketable Securities	Total
Level I	$ -	$ 152,000	$ 152,000
Level II	$ 40,000	$ -	$ 40,000
Level III	$ -	$ -	$ -

December 31, 2011
Level I	$ -	$ 38,000	$ 38,000
Level II	$ -	$ -	$ -
Level III	$ -	$ -	$ -

5 MARKETABLE SECURITES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Marketable Securities [Abstract]
Marketable securities
	2013	2012
Beginning fair value	$152,000	$38,000
Unrealized gains included in accumulated other comprehensive income	343,000	114,000
Net carrying value	$495,000	$152,000

	2012	2011
Beginning fair value	$38,000	$190,000
Unrealized gains (losses) included in accumulated other comprehensive income (loss)	114,000	(152,000)
Net carrying value	$152,000	$38,000

6 RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Fair value of the embedded derivative liability
Issuance Date	Fair Value	Term	Assumed Conversion Price	Market Price on Grant Date	Volatility Percentage	Risk-free Rate
5/10/12	$51,282	12 months	$0.00195	$0.0032	152%	0.09

Issuance Date	Fair Value	Term	Assumed Conversion Price	Market Price on Grant Date	Volatility Percentage	Risk-free Rate
5/10/12	$51,282	12 months	$0.00195	$0.0032	152%	0.09

Fair value of the embedded derivative liability II
Fair Value	Term	Assumed Conversion Price	Volatilty Percentage	Risk-free Interest Rate
$28,820	2 months	$0.1629	171%	0.08%

Fair Value	Term	Assumed Conversion Price	Volatilty Percentage	Interest Rate
$40,000	5 months	$0.1625	157%	0.11

7 COMMON STOCK (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity (Deficiency):
Summary of the activity of options
	Options	Weighted-Average exercise price	Weighted- Average grant date fair value
Balance January 1, 2013	1,600,000	$0.30	$0.21
Options granted	—	—	—
Outstanding as of March 31, 2013	1,600,000	0.30	0.21
Exercisable as of March 31, 2013	1,200,000	0.30	0.21

	Options	Weighted-Average exercise price	Weighted- Average grant date fair value
Balance January 1, 2012	—	$—	$—
Options granted	1,600,000	0.30	0.21
Outstanding as of December 31, 2012	1,600,000	0.30	0.21
Exercisable as of December 31, 2012	900,000	0.30	0.21

Black-Scholes option-pricing model data
Expected Volatility	167%
Expected Dividend Yield	0%
Expected Life (Term)	3 years
Risk-Free Interest Rate	0.30%

Expected Volatility	167%
Expected Dividend Yield	0%
Expected Life (Term)	3 years
Risk-Free Interest Rate	0.30%

8 INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Valuation allowance
	2012	2011

Current:
Federal	$—	$—
State	—	—

	—	—

Deferred:
Federal	(148,142)	$(59,183)
State	(15,816)	(6,319)
Change in Valuation allowance	163,958	65,501
	$—	$—

Deferred tax assets
	2012	2011

Deferred Tax Assets:
Net operating losses	$120,219	$27,382
Stock compensation	115,449	44,328
Net deferred tax assets	235,668	71,710

Valuation allowance	(235,668)	(71,710)

	$—	$—

Reconciliation between tax rate and tax effective tax rate
	2012	2011

Statutory federal income tax rate	34%	(34%)
State taxes, net of federal income tax	3.63%	(3.63%)
Effect of change in valuation allowance	(23.60%)	(36.42%)
Non deductible expenses	(14.03%)	(1.21%)

	0%	0%

2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Company's financial instruments measured at fair value (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Level I, Derivative Liability
Level I, Marketable Securities	495,000	152,000	38,000
Level II, Derivative Liability		40,000
Level II, Marketable Securities
Level III, Derivative Liability	28,820
Level III, Marketable Securities
Total Level I	495,000	152,000	38,000
Total Level II		40,000
Total Level III

5 MARKETABLE SECURITES - Marketable securities (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Marketable Securities [Abstract]
Beginning fair value	$ 152,000	$ 38,000	$ 190,000
Unrealized losses included in accumulated other comprehensive income	343,000	114,000	(152,000)
Net carrying value	$ 495,000	$ 152,000	$ 38,000

6 RELATED PARTY TRANSACTIONS (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	May 09, 2012
Related Party Transactions [Abstract]
Fair Value	$ 28,820	$ 40,000	$ 51,282
Term	2 months	5 months	12 months
Assumed Conversion Price			0.00195
Market Price on Grant Date			0.0032
Volatility Percentage	171	157	152
Risk-free Rate	0.08	0.11	0.09

6 RELATED PARTY TRANSACTIONS II (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	May 09, 2012
Related Party Transactions [Abstract]
Fair Value	$ 28,820	$ 40,000	$ 51,282
Term	2 months	5 months	12 months
Assumed Conversion Price	0.1629	0.1625
Volatility Percentage	171	157	152
Risk-free Rate	0.08	0.11	0.09

7 STOCK HOLDER'S EQUITY Summary of the activity of options (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Jan. 02, 2012
Stockholders' Equity (Deficiency):
Options Outstanding	1,600,000	1,600,000	0
Options Granted	0	1,600,000
Options exercisable	1,200,000	900,000
Weighted Average exercise price	$ 0.3	$ 0.3	$ 0
Weighted Average fair value	$ 0.21	$ 0.21	$ 0
Weighted Average exercise price - exercisable	$ 0.3	$ 0.3
Weighted Average fair value - exercisable	$ 0.21	$ 0.21

7 STOCK HOLDER'S EQUITY fair value (Details)	Aug. 02, 2012
Stockholders' Equity (Deficiency):
Expected Volatility	0.167
Expected Dividend Yield	0
Expected Life (Term)	3 years
Risk-Free Interest Rate	0.3

8 INCOME TAXES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current tax:
Federal tax expense
State tax expense
Total income tax expense
Federal	(148,142)	(59,183)
State	(15,816)	(6,319)
Change in valuation allowance	163,958	65,501
Net operating losses	120,219	27,382
Stock compensation	115,449	44,328
Net deferred tax assets	$ 235,668	$ 71,710

8 INCOME TAXES Deferred tax assets (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	34	(34)
State taxes, net of federal income tax	3.63	(3.63)
Effect of change in valuation allowance	(23.6)	(36.42)
Non deductible expenses	(14.03)	(1.21)
Total	0	0

1 ORGANIZATION (Details Narrative)	Aug. 02, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of shares issued in exchanged for service contracts	500,000

2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012 Y
Accounting Policies [Abstract]
Delutive securities	$ 1,926,578
Estimated useful life of Patent		15
Shares of common stock	326,578	307,692
Convertible debt and option to purchase shares of common stock	1,600,000	1,600,000

4 SALES CONCENTRATION AND CONCENTRATION OF CREDIT RISK (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Concentration Risks, Types, No Concentration Percentage [Abstract]
Maximum insurance of Federal Deposit Insurance Corporation	$ 250,000	$ 250,000
Percentage of revenues	0.96	0.86
Accounts receivable from major customer	$ 59,448	$ 56,773
Percentage of accounts receivable	0.98	0.98

5 MARKETABLE SECURITES (Details Narrative) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 13, 2010
Marketable Securities [Abstract]
Mediswipe, Inc.'s common stock	9,900,000			10,000,000
Shares sold	100,000
Amount gained	$ 3,174
Beginning fair value	152,000	38,000	190,000
Unrealized gains (losses) included in accumulated other comprehensive income (loss)	343,000	114,000	(152,000)
Net carrying value	$ 495,000	$ 152,000	$ 38,000

6 RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	1 Months Ended	5 Months Ended	8 Months Ended	9 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Sep. 10, 2012	Mar. 31, 2013	Aug. 02, 2012	May 09, 2012	Dec. 31, 2011	Mar. 31, 2013 Michael Friedman, President	Dec. 31, 2012 Michael Friedman, President	Mar. 31, 2013 Barry Hollander, CFO	Dec. 31, 2012 Barry Hollander, CFO
Management fees paid									$ 3,003	$ 25,507	$ 9,000	$ 22,000
Common stock issued	50,000	500,000										366,000
Value of share												$ 0.033
Common stock owned by Mediswipe, Inc.	6,000,000	6,000,000	6,000,000					6,000,000
Approximately representation of Company's outstanding common stock	0.6	0.6	0.6					0.32
Amount owed to Mediswipe	69,934	69,934	69,934					56,186
Exercise price per share						0.3
Option vest as follows:	50,000	50,000	50,000			200,000
Restricted common stock issued for patent				100,000
Convertible promissory note							50,000
Convertible promissory note bears an interest of:							0.08
Percentage of the lowest closing bid price							0.65
Limitations on holder's right for conversion - percentage							4.9
Interest Rate							12.00%
Debt discount							50,000
Initial loss on valuation of derivative liabilities							1,282
Fair Value	40,000	40,000	40,000		28,820		51,282
The company increased the derivative liability by:			$ 11,282

7 STOCK HOLDER'S EQUITY (DEFICIENCY) (Details Narrative) (USD $)	1 Months Ended				2 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended					3 Months Ended		4 Months Ended
	Dec. 31, 2012	May 31, 2012	Aug. 31, 2011	Jun. 30, 2011	Oct. 31, 2012	Dec. 31, 2012	Jul. 05, 2012	Jul. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Oct. 02, 2011	Feb. 10, 2010	Dec. 31, 2011 CEO	Dec. 31, 2011 CFO	Sep. 30, 2012 CFO	Sep. 30, 2012 Consultant
Common stock issued - total																1,851,000
Common stock issued for parent company												5,250,000	750,000
Common shares issued for cash (shares)		4,650,000	255,000	210,000	400,000
Proceeds from sale of stock		$ 155,000	$ 8,500	$ 7,000	$ 100,000
Price per share	$ 0.25	$ 0.0333	$ 0.033	$ 0.033	$ 0.25									$ 0.033	$ 0.033	$ 0.0333	$ 0.0333
Stock base compensation (shares)														3,000,000	534,000	366,000
Stock base compensation (amount)	12,500								189,000					117,800		61,700	18,750
Stock base compensation per month								21,000
Common stock issued for consulting services (shares)	50,000					500,000											1,500,000
Common stock issued for consulting services (amount)										117,800							50,000
Common stock issued for legal services (shares)																750,000
Common stock issued for admin services (shares)																735,000
Common stock issued for dividend							12,000,000
Common stock issued for acquisition						100,000
Stock option granted						800,000
Percentage of revenues																	0.05
Common stock outstanding	19,050,000					19,050,000	18,000,000		19,050,000	9,999,000	19,050,000
Dividend ratio							2
Exercise price						$ 0.3
Options immediately vested						200,000
Options monthly vested						50,000		100,000
Options vested total									900,000
Options available	3,400,000					3,400,000			3,400,000
Options remaining term	2.58					2.58			2.58
Professional fee																	$ 10,000

8 INCOME TAXES (Details Narrative) (USD $)	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Tax net operating loss carry forward	$ 319,000

9 COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended							21 Months Ended	24 Months Ended	12 Months Ended
	Nov. 06, 2012	Oct. 06, 2012	Sep. 06, 2012	Feb. 29, 2012 sqft	Jul. 31, 2013	Mar. 10, 2014	Feb. 28, 2014	Dec. 31, 2013	Jul. 31, 2013	Feb. 28, 2013 sqft	Dec. 31, 2012	Dec. 31, 2011	Aug. 06, 2014	Aug. 06, 2014	Dec. 31, 2013 Less Than 50,000 Members	Dec. 31, 2013 50,000-150,000 Members	Dec. 31, 2013 More Than 150,000 Members
Monthy rent				$ 2,500		$ 867	$ 850			$ 3,500
Rental expenses											16,500
Office space				1,200						1,200
Stock issued per assignment agreement									500,000
Percentage of revenue assigned									0.5
Montly licensing fees	2,500	2,000	1,500						2,500		1,850		3,000
Transaction fee per transaction									0.07
Minimum montly transaction fee					2,500
Initial set up fee														2,500
Other charges													1,100
Website development								42,000
Income from referral per month per member								10
Income from annual subscription								299
Income from monthly subscription								19.95
License fee to iMD per month per member															1	1	1
License to iMD per consult								2
Minimum montly guaranty								$ 10,000

10 GOING CONCERN (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit		$ 891,000	$ 999,000
Shares sold	100,000	5,050,000
Cash received	$ 6,510	$ 255,000

11 SUBSEQUENT EVENTS (Details Narrative) (USD $)	2 Months Ended	12 Months Ended
	May 28, 2013	Jun. 01, 2015	May 31, 2014	May 01, 2013
Subsequent Events [Abstract]
Shares of Mediswipe sold	760,000
Proceeds received	$ 32,274
Mr. Canton compensation for his services				100,000
Monthly lease		$ 2,010	$ 1,950